UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22061

Name of Fund: BlackRock Funds II

BlackRock Strategic Portfolio I
Emerging Market Debt Portfolio
International Bond Portfolio
Strategic Income Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Funds II, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2009

Date of reporting period: 03/31/2009

Item 1	–	Schedule of Investments

Schedule of Investments March 31, 2009 (Unaudited)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value
Italy — 4.7%
Buoni Poliennali del Tesoro,
2.75%, 6/15/10	EUR 1,600	$2,158,460

Foreign Government Obligations
Austria — 4.5%
Republic of Austria Government Bonds,
5.00%, 7/15/12	1,450	2,074,621

France — 4.6%
French Treasury Notes,
2.50%, 7/12/10	1,550	2,093,438

Germany — 24.0%
Bundesrepublic Deutschland,
4.25%, 7/04/18	7,480	11,006,384

Netherlands — 4.2%
Kingdom of Netherlands Bonds,
4.00%, 1/15/37	1,450	1,902,856

United Kingdom — 24.2%
United Kingdom Treasury Bonds,
5.00%, 3/07/12	GBP 1,225	1,906,437
5.00%, 3/07/18	5,525	9,185,609

		11,092,046

Total Foreign Government Obligations — 61.5%		28,169,345

Total Long-Term Investments (Cost — $29,794,796) — 66.2%		30,327,805

Short-Term Securities	Shares
BlackRock Liquidity Funds, TempFund, 0.60% (a)(b) (Cost — $23,998,102) — 52.3%	USD 23,998,102	23,998,102

Total Investments (Cost — $53,792,898*) — 118.5%		54,325,907
Liabilities in Excess of Other Assets — (18.5)%		(8,495,331)

Net Assets — 100.0%		$45,830,576

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$53,885,014

Gross unrealized appreciation	$1,386,619
Gross unrealized depreciation	(945,726)

Net unrealized appreciation	$440,893

(a)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Net Activity		Income
BlackRock Liquidity Funds, TempFund	$23,998,102	**	$17,417

**	Represents net purchase cost.

(b)	Represents current yield as of report date.

•	Foreign currency exchange contracts as of March 31, 2009 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
NZD	255,000	USD	134,832	Citibank, N.A.	4/15/09	$10,485
NZD	1,369,000	USD	778,482	UBS Securities, Inc.	4/15/09	1,669
USD	181,476	NZD	360,000	Citibank, N.A.	4/15/09	(23,677)
USD	638,143	NZD	1,264,000	UBS Securities, Inc.	4/15/09	(82,172)
EUR	130,000	USD	168,574	Barclays Bank, PLC	5/20/09	4,146
EUR	107,000	USD	144,048	Citibank, N.A.	5/20/09	(1,887)
EUR	140,000	USD	184,064	Citibank, N.A.	5/20/09	1,942
EUR	200,000	USD	270,892	UBS Securities, Inc.	5/20/09	(5,169)
USD	22,581,058	EUR	17,545,500	Citibank, N.A.	5/20/09	(730,110)
USD	210,656	EUR	160,000	Citibank, N.A.	5/20/09	(1,922)
USD	179,235	EUR	135,000	Citibank, N.A.	5/20/09	(127)
USD	434,872	EUR	320,000	Deutsche Bank AG	5/20/09	9,717
JPY	893,967,000	USD	9,334,725	Citibank, N.A.	6/10/09	(293,250)
JPY	31,400,000	USD	319,909	UBS Securities, Inc.	6/10/09	(2,333)
USD	231,763	CAD	300,000	Citibank, N.A.	6/10/09	(6,359)
USD	32,973	GBP	23,000	Citibank, N.A.	6/10/09	(37)
USD	9,026,144	GBP	6,350,000	Royal Bank of Scotland	6/10/09	(87,333)
USD	1,933,250	GBP	1,406,000	UBS Securities, Inc.	6/10/09	(84,632)
USD	9,211,406	JPY	893,967,000	Citibank, N.A.	6/10/09	169,931

Total	$(1,121,118)

•	Financial futures contracts purchased as of March 31, 2009 were as follows:

Contracts	Issue	Exchange	Expiration Date	Face Value	Unrealized Appreciation (Depreciation)
28	Euro-Bobl	Eurex	June 2009	$4,336,323	$(11,477)
124	Euro-Bund	Eurex	June 2009	20,499,449	6,834

Total				$24,835,772	$(4,643)

•	Financial futures contracts sold as of March 31, 2009 were as follows:

Contracts	Issue	Exchange	Expiration Date	Face Value	Unrealized Depreciation
50	Gilt British	London	June 2009	$8,839,356	$(106,078)

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names of certain securities have been abbreviated according to the list on the right.	CAD EUR GBP	Canadian Dollar Euro British Pound	JPY NZD USD	Japanese Yen New Zealand Dollar United States Dollar

BLACKROCK STRATEGIC PORTFOLIO I	MARCH 31, 2009	1

Schedule of Investments (concluded)

•

Effective October 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2009 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities	Other Financial Instruments **
	Assets	Assets	Liabilities
Level 1	$23,998,102	$6,834	$(117,555)
Level 2	30,327,805	197,890	(1,319,008)
Level 3	—	—	—

Total	$54,325,907	$204,724	$(1,436,563)

**	Other financial instruments are futures and foreign currency exchange contracts. Futures and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument.

2	BLACKROCK STRATEGIC PORTFOLIO I	MARCH 31, 2009

Schedule of Investments March 31, 2009 (unaudited)	Emerging Market Debt Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Corporate Bonds(a)
Malaysia — 2.4%
Petronas Capital Ltd.,
7.00%, 5/22/12	$200	$214,112

Mexico — 3.2%
America Movil SAB de CV,
6.38%, 3/01/35	170	136,560
Pemex Project Funding Master Trust,
5.75%, 3/01/18	180	150,300

		286,860

Russia — 4.3%
Gazprom,
9.63%, 3/01/13	400	381,520

Total Corporate Bonds — 9.9%		882,492

Foreign Government Obligations(a)
Argentina — 1.0%
Republic of Argentina,
8.28%, 12/31/33	149	40,100
2.50%, 12/31/38(b)	300	52,500

		92,600

Brazil — 13.6%
Republic of Brazil,
6.00%, 1/17/17	220	219,450
8.00%, 1/15/18	840	916,440
7.13%, 1/20/37	80	80,200

		1,216,090

Colombia — 10.6%
Republic of Colombia,
10.00%, 1/23/12	700	799,750
7.38%, 1/27/17	100	101,200
8.13%, 5/21/24	50	50,250

		951,200

Dominican Republic — 0.5%
Dominican Republic,
9.04%, 1/23/18	55	42,353

Ecuador — 0.7%
Republic of Ecuador,
10.00%, 8/15/30(c)	205	61,500

El Salvador — 0.7%
El Salvador Government International Bonds,
7.65%, 6/15/35	90	65,700

Indonesia — 4.7%
Republic of Indonesia,
7.50%, 1/15/16(d)	190	172,900
6.88%, 1/17/18(d)	100	80,000
6.63%, 2/17/37(d)	130	87,750
7.75%, 1/17/38	100	77,161

		417,811

Malaysia — 0.4%
Malaysia Government,
7.50%, 7/15/11	35	37,877

Mexico — 4.6%
Mexico Government International Bond, Senior Unsecured Notes,
5.63%, 1/15/17	114	111,492
United Mexican States,
6.75%, 9/27/34	232	218,498
6.05%, 1/11/40	100	85,500

		415,490

Panama — 3.9%
Republic of Panama,
7.13%, 1/29/26	100	94,500
8.88%, 9/30/27	150	160,500
9.38%, 4/01/29	88	96,580

		351,580

Peru — 2.9%
Republic of Peru,
7.13%, 3/30/19	65	65,861
6.55%, 3/14/37	220	196,900

		262,761

Philippines — 5.1%
Philippine Government International Bonds,
8.38%, 6/17/19	100	109,000
Republic of Philippines,
7.75%, 1/14/31	340	347,225

		456,225

Russia — 7.9%
Russian Federation,
7.50%, 3/31/30(b)	746	703,350

South Africa — 2.5%
Republic of South Africa,
6.50%, 6/02/14	220	220,000

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedules of Investments, we have abbreviated certain descriptions according to the list on the right.	AED	United Arab Emirates Dirham	MYR	Malaysian Ringgit
	AUD	Australian Dollar	NOK	Norwegian Krone
	BRL	Brazil Real	NZD	New Zealand Dollar
	CAD	Canadian Dollar	PLN	Polish Zloty
	CHF	Swiss Francs	PRIBOR	Fixing of Interest Rates
	CZK	Czechoslovakian Krone		on Interbank Deposit
	DKK	Danish Krone	RUB	Russian Ruble
	EUR	Euro	SEK	Swedish Krona
	GBP	British Pound	SGD	Singapore Dollar
	INR	Indian Rupee	TBA	To Be Announced
	IO	Interest Only	TRY	Turkish Lira
	JPY	Japanese Yen	TWD	Taiwanese Dollar
	KRW	Korean Won	USD	United States Dollar
	MXN	Mexican Peso	ZAR	South African Rand

MARCH 31, 2009	1

Schedule of Investments (continued)	Emerging Market Debt Portfolio
(Percentages shown are based on Net Assets)

	Par (000)	Value
Foreign Government Obligations(a)
Turkey — 4.8%
Republic of Turkey,
11.88%, 1/15/30	$15	$19,800
8.00%, 2/14/34	155	139,500
6.88%, 3/17/36	335	266,325

		425,625

Ukraine — 1.0%
Ukraine Government,
6.58%, 11/21/16(d)	200	86,000

Uruguay — 2.4%
Republic of Uruguay,
7.63%, 3/21/36	272	217,357

Venezuela — 5.9%
Republic of Venezuela,
7.65%, 4/21/25	30	13,500
9.25%, 9/15/27	345	200,100
9.38%, 1/13/34	610	312,625

		526,225

Total Foreign Government Obligations — 73.2%		6,549,744

Total Long-Term Investments (Cost — $8,413,670) — 83.1%		7,432,236

Short-Term Securities	Shares
Time Deposits — 15.4%
Brown Brothers Harriman & Co., 0.06%(e)
(Cost — $1,376,980) — 15.4%	1,376,980	1,376,980

Options Purchased	Contract
Over-the-Counter Call Options Purchased
Canadian Dollar Future, Strike Price $1.30, Expiring 4/03/09	20	195
Japanese Yen Future, Strike Price $97.60, Expiring 5/08/09	28	8,828

Total Options Purchased (Cost — $5,865) — 0.1%		9,023

Total Investments Before Outstanding Options Written (Cost — $9,796,515*) — 98.6%		8,818,239

Options Written
Over-the-Counter Call Options Written
Canadian Dollar Future, Strike Price $1.37, Expiring 4/03/09 (Premiums received — $760) — (0.0)%	(20)	(73)

Total Investments Net of Outstanding Options Written (Cost — $9,795,755*) — 98.6%		8,818,166
Other Assets in Excess of Liabilities — 1.4%		123,184

Net Assets — 100.0%		$8,941,350

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$9,951,911

Gross unrealized appreciation	$80,811
Gross unrealized depreciation	(1,214,483)

Net unrealized depreciation	$(1,133,672)

(a)	U.S. dollar denominated security issued by foreign domiciled entity.

(b)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the effective yield at the time of purchase.

(c)	Issuer filed for bankruptcy and/or is in default of interest payments.

(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Represents current yield as of report date.

•	Foreign currency exchange contracts as of March 31, 2009 were as follows:

Currency Purchased	Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL 385,000	USD	166,433	Royal Bank of Scotland	4/2/09	$(548)
BRL 235,000	USD	103,616	UBS AG	4/2/09	(2,361)
BRL 300,000	USD	128,205	UBS AG	4/2/09	1,055
USD 102,190	BRL	245,000	BNP Paribas	4/2/09	(3,373)
USD 60,000	BRL	135,480	Citibank, N.A.	4/2/09	1,626
USD 30,000	BRL	68,805	HSBC Bank USA, N.A.	4/2/09	354
USD 80,000	BRL	184,000	JPMorgan Chase Bank, N.A.	4/2/09	720
USD 80,000	BRL	184,240	Royal Bank of Scotland	4/2/09	617
USD 40,000	BRL	90,820	Royal Bank of Scotland	4/2/09	869
AUD 200,000	USD	132,276	Deutsch Bank AG	4/15/09	6,628
EUR 70,000	USD	94,776	Citibank, N.A.	4/15/09	(1,778)
EUR 46,212	USD	63,398	Goldman Sachs Bank USA	4/15/09	(2,003)
MXN 1,000,000	USD	71,062	Barclays Bank, PLC	4/15/09	(677)
MXN 900,000	USD	63,506	Citibank, N.A.	4/15/09	(161)
MXN 1,710,000	USD	119,370	Citibank, N.A.	4/15/09	987
MXN 2,501,100	USD	178,568	UBS AG	4/15/09	(2,531)
PLN 310,000	USD	86,529	Barclays Bank, PLC	4/15/09	2,517
PLN 200,000	USD	56,439	Citibank, N.A.	4/15/09	1,010
PLN 380,000	USD	114,006	Goldman Sachs Bank USA	4/15/09	(4,852)

2	MARCH 31, 2009

Schedule of Investments (continued)	Emerging Market Debt Portfolio

Currency Purchased	Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
PLN 310,000	USD	84,556	HSBC Bank USA, N.A.	4/15/09	$4,490
TRY 25,600	USD	15,354	Citibank, N.A.	4/15/09	(19)
USD 59,880	ZAR	580,000	Barclays Bank, PLC	4/15/09	(1,109)
USD 35,431	MXN	500,000	Barclays Bank, PLC	4/15/09	239
USD 41,867	PLN	140,000	Barclays Bank, PLC	4/15/09	1,653
USD 234,431	PLN	820,000	BNP Paribas	4/15/09	(1,110)
USD 131,205	AUD	200,000	Citibank, N.A.	4/15/09	(7,699)
USD 83,242	MXN	1,200,000	Citibank, N.A.	4/15/09	(1,219)
USD 40,636	EUR	30,000	Citibank, N.A.	4/15/09	779
USD 29,649	PLN	100,000	Citibank, N.A.	4/15/09	924
USD 94,776	GBP	65,313	Citibank, N.A.	4/15/09	1,059
USD 70,922	MXN	1,010,000	Deutsch Bank AG	4/15/09	(166)
USD 33,892	MXN	479,100	Deutsch Bank AG	4/15/09	171
USD 35,442	MXN	500,000	Deutsch Bank AG	4/15/09	250
USD 63,398	TRY	105,000	Goldman Sachs Bank USA	4/15/09	500
USD 71,084	MXN	1,010,000	Royal Bank of Scotland	4/15/09	(4)
USD 13,927	TRY	23,000	Royal Bank of Scotland	4/15/09	149
USD 41,304	PLN	140,000	Royal Bank of Scotland	4/15/09	1,090
USD 41,573	MXN	600,000	UBS AG	4/15/09	(658)
USD 123,575	MXN	1,712,000	UBS AG	4/15/09	3,077
ZAR 580,000	USD	60,322	Deutsch Bank AG	4/15/09	666
INR 8,248,000	USD	160,000	Morgan Stanley & Co. International Limited	4/30/09	1,948
KRW 80,000,000	USD	52,270	Barclays Bank, PLC	4/30/09	5,652
USD 80,000	INR	4,068,000	BNP Paribas	4/30/09	126
USD 80,000	INR	4,069,600	Deutsch Bank AG	4/30/09	94
USD 50,537	KRW	80,000,000	HSBC Bank USA, N.A.	4/30/09	(7,386)
JPY 14,787,600	USD	150,000	JPMorgan Chase Bank, N.A.	5/12/09	(516)
USD 75,000	JPY	7,059,000	Morgan Stanley & Co. International Limited	5/12/09	3,642
RUB 3,740,000	USD	110,000	Morgan Stanley & Co. International Limited	5/13/09	(1,387)
USD 20,000	RUB	684,900	Barclays Bank, PLC	5/13/09	110
USD 30,000	RUB	1,027,500	Deutsch Bank AG	5/13/09	161
USD 60,000	RUB	2,053,200	JPMorgan Chase Bank, N.A.	5/13/09	373
AED 400,000	USD	111,096	BNP Paribas	5/19/09	(2,219)
USD 108,968	AED	400,000	BNP Paribas	5/19/09	91
EUR 157,900	USD	213,980	Citibank, N.A.	5/20/09	(4,192)
EUR 83,500	USD	113,506	Citibank, N.A.	5/20/09	(2,567)
EUR 165,000	USD	212,355	Citibank, N.A.	5/20/09	6,866
EUR 45,000	USD	59,854	JPMorgan Chase Bank, N.A.	5/20/09	(66)
USD 109,065	EUR	80,000	Citibank, N.A.	5/20/09	2,776
USD 203,837	EUR	150,000	Citibank, N.A.	5/20/09	4,546
USD 220,800	EUR	170,000	UBS AG	5/20/09	(5,064)
CAD 6,000	USD	4,635	Citibank, N.A.	6/10/09	127
AED 430,000	USD	118,572	BNP Paribas	7/6/09	(1,557)
USD 117,166	AED	430,000	BNP Paribas	7/6/09	152

Total					$2,872

•	Credit default swaps on single-name issues - buy protection outstanding as of March 31, 2009 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration	Notional Amount (000)	Unrealized Appreciation
Republic of France	0.35%	JPMorgan Chase Bank, National Association	December 2018	USD 330	$7,956
Republic of France	0.40%	JPMorgan Chase Bank, National Association	December 2018	USD 180	3,585

Total					$11,541

•	Credit default swaps on traded indexes - buy protection outstanding as of March 31, 2009 were as follows:

Index	Pay Fixed Rate	Counterparty	Expiration	Notional Amount (000)	Unrealized Depreciation
Dow Jones
CDX Emerging Market Series 11	5.00%	Citibank N.A.	June 2014	USD 280,000	$(2,448)

•

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market – corroborated inputs)

MARCH 31, 2009	3

Schedule of Investments (concluded)	Emerging Market Debt Portfolio

•

Level 3 – unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2009 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities	Other Financial Instruments **
	Assets	Assets	Liabilities
Level 1	$1,376,980	$—	$—
Level 2	7,432,236	78,658	(57,743)
Level 3	—	—	—

Total	$8,809,216	$78,658	$(57,743)

The following table is a reconciliation of Level 3 investments and other financial instruments for which significant unobservable inputs were used to determine fair value:

Other Financial Instruments**
Assets
Balance, as of December 31, 2008	$13,343
Accrued discounts/premiums	—
Realized gain (loss)	16,079
Change in unrealized appreciation (depreciation)	(29,422)
Net purchases (sales)	—
Net transfers in/out of Level 3	—

Balance, as of March 31, 2009	$—

**	Other Financial Instruments are swaps, foreign currency exchange contracts and options. Swaps and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at market value.

4	MARCH 31, 2009

Schedule of Investments March 31, 2009 (unaudited)	International Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Capital Trusts
France — 0.1%
Societe Generale,
7.00%, 12/29/49(a)(b)	EUR	650	$405,888

Norway — 0.2%
DnB NOR Bank ASA,
7.07%, 11/29/49(a)(b)		725	539,413

United Kingdom — 0.1%
Royal Bank of Scotland Group Plc, Capital Securities,
6.99%, 10/05/49(a)(b)(c)(d)	USD	875	385,000

Total Capital Trusts — 0.4%			1,330,301

Asset Backed Securities
United States — 4.0%
Bank of America Credit Card Trust, Series 08-A9, Class A9,
4.07%, 2/16/10		615	614,980
Home Equity Asset Trust, Series 07-2, Class 2A1,
0.63%, 7/25/37(a)		936	772,211
Student Loan Marketing Assoc. Student Loan Trust, Series 03-10,
5.15%, 12/15/39	GBP	1,280	1,699,199
Student Loan Marketing Assoc. Student Loan Trust, Series 08-5, Class A2,
2.26%, 10/25/16(a)	USD	1,700	1,662,484
Student Loan Marketing Assoc. Student Loan Trust, Series 08-5, Class A3,
2.46%, 1/25/18(a)		1,800	1,758,042
Student Loan Marketing Assoc. Student Loan Trust, Series 08-5, Class A4,
2.86%6, 7/25/23(a)		1,800	1,701,331
USAA Auto Owner Trust, Series 06-2, Class A4,
5.37%, 2/15/12(e)		6,230	6,331,449

Total Asset Backed Securities — 4.0%			14,539,696

Corporate Bonds
Canada — 1.6%
Royal Bank of Canada, Senior Unsecured Notes,
4.63%, 12/07/10	GBP	3,830	5,662,432

Denmark — 1.4%
Nykredit Denmark,
5.00%, 10/01/38(a)	DKK	20,182	3,347,861
Realkredit Denmark,
4.10%, 1/01/38(a)		10,187	1,694,820

			5,042,681

France — 1.4%
BNP Paribas,
5.43%, 9/07/17	EUR	450	582,559
GDF Suez,
6.88%, 1/24/19		400	596,224
Societe Financement de l’Economie Francaise,
3.00%, 4/07/14		1,430	1,898,668
Societe Financement de l’Economie Francaise, Unsecured Notes,
2.38%, 3/26/12(c)(d)	USD	2,155	2,163,664

			5,241,115

Germany — 1.1%
Kreditanstalt fuer Wiederaufbau, Unsecured Notes,
3.50%, 3/10/14(c)	USD	3,950	3,993,179

Ireland — 1.7%
DEPFA ACS Bank,
1.65%, 12/20/16	JPY	200,000	1,288,718
4.25%, 12/15/09	EUR	400	525,449
GE Capital European Funding,
4.38%, 3/30/11		840	1,086,725
GE Capital UK Funding,
5.13%, 3/03/15	GBP	2,825	3,336,775

			6,237,667

Japan — 6.2%
East Japan Railway Co.,
4.75%, 12/08/31		1,500	1,955,207
European Investment Bank,
1.25%, 9/20/12	JPY	1,043,900	10,532,723
1.40%, 6/20/17		723,500	7,135,324
Japan Finance Corp.,
5.75%, 8/09/19	GBP	2,160	3,231,936

			22,855,190

Luxembourg — 1.1%
European Investment Bank,
4.25%, 4/15/19	EUR	880	1,192,291
European Union,
3.25%, 11/07/14		2,050	2,732,053

			3,924,344

Netherlands — 3.5%
Diageo Finance BV, Unsecured Notes,
5.50%, 4/01/13(c)	USD	675	697,679
Rabobank Nederland, Senior Notes,
1.41%, 4/06/09(a)(c)(d)		12,200	12,199,951

			12,897,630

Sweden — 0.6%
AB Spintab, Notes,
4.38%, 4/20/09	EUR	1,780	2,366,256

Switzerland — 1.7%
Credit Suisse New York NY,
5.00%, 5/15/13(c)	USD	2,655	2,565,476
European Investment Bank,
2.00%, 8/29/16	CHF	2,440	2,095,663
UBS AG, Senior Notes,
5.88%, 12/20/17(c)	USD	1,600	1,376,145

			6,037,284

United Kingdom — 1.1%
Barclays Bank Plc, Subordinated Notes,
6.05%, 12/04/17(c)(d)		2,100	1,654,890
Network Rail Infrastructure Finance Plc, Senior Secured Notes,
4.88%, 11/27/15	GBP	1,630	2,501,171

			4,156,061

United States — 5.8%
ANZ National International Ltd.,
3.25%, 4/02/12(c)(d)	USD	1,900	1,907,220

MARCH 31, 2009	5

Schedule of Investments (continued)	International Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
Corporate Bonds
United States (concluded)
Citigroup, Inc., Unsecured Bonds,
2.24%, 12/09/22	JPY	200,000	$1,157,351
General Electric Capital Corp., Senior Notes,
1.80%, 3/11/11(c)	USD	1,625	1,629,324
General Electric Capital Corp., Senior Unsecured Notes,
6.63%, 2/04/10	NZD	5,925	3,321,902
General Electric Capital Corp., Senior Unsubordinated Notes,
6.50%, 9/28/15		5,245	2,399,706
JPMorgan Chase & Co.,
3.63%, 12/12/11	EUR	3,300	4,514,748
JPMorgan Chase & Co., Unsecured Notes,
6.00%, 1/15/18(c)	USD	2,145	2,166,628
Lehman Brothers Holdings, Inc., Senior Notes,
5.63%, 1/24/13(c)(f)		4,355	522,600
Morgan Stanley, Senior Unsecured Notes,
2.25%, 3/13/12(c)		1,875	1,889,578
Wells Fargo & Co.,
2.27%, 1/25/12(a)	GBP	1,400	1,758,429

			21,267,486

Total Corporate Bonds — 27.2%			99,681,325

Foreign Government Obligations
Australia — 0.7%
Queensland Treasury Corp,
6.00%, 9/14/17	AUD	3,805	2,774,965

Canada — 2.3%
Export Development Canada,
2.38%, 3/19/12(c)	USD	1,950	1,964,967
Government of Canada Bonds,
5.00%, 6/01/37	CAD	3,900	3,881,131
Province of Ontario Bonds,
4.70%, 6/02/37		3,147	2,454,350

			8,300,448

Denmark — 3.6%
Kingdom of Denmark,
6.00%, 11/15/11	DKK	45,140	8,849,070
4.00%, 11/15/17		9,065	1,689,600
7.00%, 11/10/24		11,700	2,798,296

			13,336,966

Finland — 3.2%
Finnish Government Bonds,
4.25%, 7/04/15	EUR	8,290	11,732,244

France — 3.6%
France Government Bonds,
4.25%, 10/25/18		225	315,452
4.00%, 10/25/38		9,089	11,831,990
Reseau Ferre de France, Unsecured Notes,
5.50%, 12/01/21	GBP	600	958,650

			13,106,092

Germany — 0.2%
Bundesrepublic Deutschland,
6.50%, 7/04/27	EUR	455	796,587

Greece — 0.8%
Hellenic Republic,
4.09%, 2/20/13	EUR	2,255	2,989,975

Ireland — 5.0%
Ireland Government Bonds,
3.25%, 4/18/09		11,000	14,618,877
4.00%, 11/11/11		2,630	3,555,725

			18,174,602

Italy — 2.5%
Buoni Poliennali del Tesoro,
4.25%, 2/01/15		5,945	8,259,827
4.50%, 2/01/18		675	931,460

			9,191,287

Japan — 21.7%
Japan Government Bonds,
2.20%, 6/20/26	JPY	1,599,000	16,733,438
2.10%, 12/20/27		561,400	5,826,519
Japan Government CPI Linked Bonds, Series 14,
1.20%, 12/10/17		568,300	4,933,939
Japan Government CPI Linked Bonds, Series 15,
1.40%, 3/10/18		195,600	1,716,307
Japan Government CPI Linked Bonds, Series 4,
0.50%, 6/10/15		279,000	2,443,643
Japan Government CPI Linked Bonds, Series 9,
1.10%, 9/10/16		850,149	7,523,284
Japan Government Ten Year Bonds,
1.50%, 9/20/18		3,905,000	40,235,051

			79,412,181

Netherlands — 1.5%
Netherland Government Bonds,
3.75%, 1/15/23	EUR	4,130	5,338,102

Poland — 0.0%
Poland Government Bonds,
5.25%, 4/25/13	PLN	485	135,656

Portugal — 1.2%
Portugal Obrigacoes do Tesouro OT,
5.45%, 9/23/13	EUR	3,000	4,339,750

Spain — 4.1%
Bonos y Obligation del Estado,
5.75%, 7/30/32		5,895	9,083,612
Kingdom of Spain,
5.00%, 7/30/12		4,155	5,972,961

			15,056,573

United Kingdom — 2.3%
United Kingdom Treasury Bonds,
4.50%, 3/07/19	GBP	1,800	2,873,533
4.50%, 12/07/42		3,650	5,400,476

			8,274,009

Total Foreign Government Obligations — 52.7%			192,959,437

6	MARCH 31, 2009

Schedule of Investments (continued)	International Bond Portfolio
(Percentages shown are based on Net Assets)

	Par (000)		Value
U.S. Government Sponsored Agency Mortgage-Backed Securities
United States — 8.4%
Federal Home Loan Mortgage Corp., Series 232 (IO),
5.00%, 8/01/35(a)	USD	5,893	$664,135
Federal National Mortgage Assoc. 30 Year TBA,
4.50%, 4/01/39(g)		16,100	16,437,094
Government National Mortgage Assoc. I 30 Year TBA,
4.50%, 4/01/39(g)		1,100	1,124,406
6.00%, 4/01/39(g)		5,500	5,744,062
4.50%, 5/01/39(g)		6,600	6,723,750

Total U.S. Government Sponsored Agency Mortgage-Backed Securities — 8.4%			30,693,447

Non-U.S. Government Sponsored Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 2.6%
United Kingdom — 0.5%
Permanent Financing Plc, Series 5, Class 3A,
1.45%, 6/10/09(a)(c)		1,918	1,875,969

United States — 2.1%
Bear Stearns Adjustable Rate Mortgage Trust, Series 06-2, Class 2A1,
5.65%, 7/25/36(a)		1,939	989,151
Bear Stearns ALT-A Trust, Series 04-13, Class A1,
0.89%, 11/25/34(a)		1,022	557,058
Bear Stearns Mortgage Trust, Series 04-6, Class 3A,
5.42%, 9/25/34(a)		894	640,268
Countrywide Home Loans, Series 03-56, Class 5A1,
4.78%, 12/25/33(a)		985	822,035
Deutsche ALT-A Securities, Inc., Series 06-OA1, Class A1,
0.72%, 2/25/47(a)		804	291,413
Goldman Sachs Residential Mortgage Loan Trust, Series 05-AR1, Class 4A1,
5.14%, 1/25/35(a)		1,151	762,967
Goldman Sachs Residential Mortgage Loan Trust, Series 06-OA1, Class 2A1,
0.71%, 8/25/46(a)		922	478,692
JPMorgan Mortgage Trust, Series 04-A5, Class 3A1,
5.30%, 12/25/34(a)		1,108	896,541
Washington Mutual Mortgage Pass-Through Certificates, Series 06-AR10, Class 3A2,
6.09%, 8/25/46(a)		847	379,610
Washington Mutual Mortgage Pass-Through Certificates, Series 06-AR18, Class 3A2,
5.53%, 1/25/37(a)		2,134	971,030
Washington Mutual Mortgage Pass-Through Certificates, Series 07-HY1, Class 3A2,
5.88%, 2/25/37(a)		936	375,238
Washington Mutual Mortgage Pass-Through Certificates, Series 07-OA3, Class 4A-1,
2.40%, 4/25/47(a)		1,039	400,955

			7,564,958

Commercial Mortgage-Backed Securities — 5.8%
United States — 5.8%
Banc of America Commercial Mortgage, Inc., Series 01-1, Class A2,
6.50%, 4/15/36		2,978	2,943,250
Banc of America Commercial Mortgage, Inc., Series 04-5, Class A3,
4.56%, 11/10/41	USD	2,470	2,074,375
Banc of America Commercial Mortgage, Inc., Series 05-1, Class A4,
4.99%, 11/10/42(a)		4,320	3,668,568
Commercial Mortgage Asset Trust, Series 99-C1, Class A3,
6.64%, 1/17/32		728	728,044
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 00-C2, Class A2,
7.46%, 8/16/33(a)		1,612	1,635,589
Greenwich Capital Commercial Funding Corp., Series 04-GG1A, Class A4,
4.76%, 6/10/36		880	839,996
JPMorgan Chase Commercial Mortgage Securities Corp., Series 01-C1, Class A3,
5.86%, 10/12/11		4,530	4,471,347
Lehman Brothers-UBS Commercial Mortgage Trust, Series 00-C4, Class A2,
7.37%, 8/15/26		1,556	1,574,434
Lehman Brothers-UBS Commercial Mortgage Trust, Series 04-C8, Class A4,
4.51%, 12/15/29		3,825	3,195,491

			21,131,094

Total Non-U.S. Government Sponsored Agency Mortgage-Backed Securities — 8.4%			30,572,021

U.S. Government Sponsored Agency Obligations — 1.2%
Federal National Mortgage Assoc., Unsecured Notes,
2.88%, 10/12/10(e)(h)		4,390	4,511,594

Total Long-Term Investments (Cost — $391,923,982) — 102.3%			374,287,821

Short-Term Securities		Shares
United States — 1.0%
BlackRock Liquidity Funds, TempFund, 0.60%(i)(j)		3,452,683	3,452,683

(Cost — $3,452,683) — 1.0%
Total Investments Before TBA Sale Commitments (Cost — $395,376,665*) — 103.3%			377,740,504

TBA Sale Commitments		Par (000)
Government National Mortgage Assoc. I 30 Year TBA,
4.50%, 4/01/39(g)	USD	(1,100)	(1,124,406)
6.00%, 4/01/39(g)		(5,500)	(5,744,063)

Total TBA Sale Commitments (Proceeds — $6,793,703) — (1.9)%			(6,868,469)

MARCH 31, 2009	7

Schedule of Investments (continued)	International Bond Portfolio
(Percentages shown are based on Net Assets)

Value
Total Investments Net of TBA Sales Commitments — 101.4%	$370,872,035
Liabilities in Excess of Other Assets — (1.4)%	(4,954,093)

Net Assets — 100.0%	$365,917,942

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$395,749,533

Gross unrealized appreciation	$12,930,797
Gross unrealized depreciation	(30,939,826)

Net unrealized depreciation	$(18,009,029)

(a)	Variable rate security. Rate shown is as of report date.
(b)	Security is perpetual in nature and has no stated maturity date. In certain instances, a final maturity date may be extended and/or the final payment of principal may be deferred at the issuer’s option for a specified time without default.
(c)	U.S. dollar denominated security issued by foreign domiciled entity.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)	Security, or a portion thereof, has been pledged as collateral for swap contracts.
(f)	Issuer filed for bankruptcy and/or is in default of interest payments.
(g)	Represents or includes a to-be-announced transaction. The Portfolio has committed to purchasing (selling) securities for which all specific information is not available at this time.

Counterparty	Market Value	Unrealized Appreciation
Citibank, N.A.	$1,124,406	$20,453
Deutsche Bank AG	$22,036,437	$190,875

(h)	All or a portion of security pledged as collateral in connection with open financial futures contracts.
(i)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Net Activity		Income
BlackRock Liquidity Funds, TempFund	$1,936,095	**	$23,085

**	Represents net purchase cost.
(j)	Represents current yield as of report date.

•	Foreign currency exchange contracts as of March 31, 2009 were as follows:

Currency Purchased	Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CHF 846,000	USD	754,168	CitiBank, N.A.	4/15/09	$(10,721)
CZK 51,832,000	USD	2,579,926	USB AG	4/15/09	(64,399)
NOK 7,616,000	USD	1,053,733	CitiBank, N.A	4/15/09	78,748
NZD 1,085,000	USD	599,639	Deutsche Bank AG	4/15/09	18,669
PLN 9,494,000	USD	2,968,443	USB AG	4/15/09	(241,333)
SEK 21,561,600	USD	2,568,071	USB AG	4/15/09	54,901
SGD 3,013,000	USD	2,021,944	Deutsche Bank AG	4/15/09	(41,759)
USD 2,556,764	CZK	51,832,000	CitiBank, N.A.	4/15/09	41,237
USD 528,421	NOK	3,780,000	CitiBank, N.A.	4/15/09	(33,656)
USD 989,357	NZD	1,930,000	Royal Bank of Scotland	4/15/09	(110,491)
USD 4,666,673	NZD	9,243,500	USB AG	4/15/09	(600,914)
USD 401,600	SEK	3,620,000	CitiBank, N.A.	4/15/09	(38,773)
USD 298,905	SEK	2,440,000	CitiBank, N.A.	4/15/09	2,078
EUR 2,727,580	USD	3,435,542	Barclays Bank, PLC	4/17/09	188,183
NOK 28,205,000	USD	3,957,791	Royal Bank of Scotland	4/17/09	235,823
USD 3,957,791	EUR	2,989,270	Royal Bank of Scotland	4/17/09	(13,602)
USD 3,435,542	NOK	24,560,000	Barclays Bank, PLC	4/17/09	(216,122)
JPY 169,435,000	USD	1,738,419	CitiBank, N.A.	4/30/09	(25,965)
MYR 6,723,000	USD	1,846,217	USB AG	4/30/09	(3,845)
USD 1,765,109	JPY	163,705,000	USB AG	4/30/09	110,567
EUR 1,380,000	USD	1,778,947	Barclays Bank, PLC	5/6/09	54,436
SEK 16,072,805	USD	1,747,145	CitiBank, N.A.	5/6/09	208,058
USD 1,747,145	EUR	1,380,000	CitiBank, N.A.	5/6/09	(86,238)
USD 1,778,947	SEK	15,317,310	Barclays Bank, PLC	5/6/09	(84,353)
AUD 5,042,500	USD	3,253,471	USB AG	5/14/09	241,526
USD 2,780,716	AUD	4,055,000	USB AG	5/14/09	(29,837)
EUR 553,400	USD	749,945	CitiBank, N.A.	5/20/09	(14,691)
EUR 53,969,000	USD	69,458,101	CitiBank, N.A.	5/20/09	2,245,778
EUR 2,600,000	USD	3,541,512	USB AG	5/20/09	(87,120)
EUR 1,460,000	USD	1,979,483	USB AG	5/20/09	(39,709)
EUR 1,000,000	USD	1,360,190	USB AG	5/20/09	(31,578)
USD 1,109,054	EUR	821,000	CitiBank, N.A.	5/20/09	18,264
USD 1,865,109	EUR	1,365,000	CitiBank, N.A.	5/20/09	51,553
USD 3,646,762	EUR	2,702,000	CitiBank, N.A.	5/20/09	56,852
USD 2,449,941	EUR	1,800,000	CitiBank, N.A.	5/20/09	58,438
USD 1,242,241	EUR	935,000	Goldman Sachs Bank USA	5/20/09	(11)
USD 812,748	EUR	610,000	JPMorgan Chase Bank, N.A.	5/20/09	2,294
USD 4,763,640	EUR	3,500,000	USB AG	5/20/09	113,497
CAD 1,715,000	USD	1,324,913	CitiBank, N.A.	6/10/09	36,351
GBP 515,000	USD	745,442	USB AG	6/10/09	(6,317)
JPY 3,936,740,000	USD	40,564,039	Citibank, N.A.	6/10/09	(748,322)
JPY 240,000,000	USD	2,535,165	CitiBank, N.A.	6/10/09	(107,834)
JPY 120,000,000	USD	1,224,264	CitiBank, N.A.	6/10/09	(10,598)
JPY 79,955,000	USD	827,674	USB AG	6/10/09	(19,019)
JPY 113,535,000	USD	1,156,891	USB AG	6/10/09	(8,612)
MXN 5,010,000	USD	351,093	Barclays Bank, PLC	6/10/09	(1,886)
USD 2,124,082	AUD	3,319,500	USB AG	6/10/09	(173,186)

8	MARCH 31, 2009

Schedule of Investments (continued)	International Bond Portfolio

Currency Purchased	Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 14,474,188	DKK	85,486,000	USB AG	6/10/09	$(749,898)
USD 434,880	DKK	2,555,000	USB AG	6/10/09	(20,136)
USD 1,175,553	EUR	900,000	USB AG	6/10/09	(20,286)
USD 2,887,500	GBP	2,100,000	USB AG	6/10/09	(126,406)
USD 297,486	GBP	205,000	USB AG	6/10/09	3,271
USD 940,244	GBP	650,000	USB AG	6/10/09	7,369
USD 1,128,564	JPY	110,935,000	CitiBank, N.A.	6/10/09	6,581
USD 662,973	JPY	64,795,000	Deutsche Bank AG	6/10/09	7,644
USD 1,490,212	JPY	140,910,000	Deutsche Bank AG	6/10/09	65,065
USD 1,225,615	JPY	120,000,000	USB AG	6/10/09	11,950
USD 4,189,359	JPY	400,000,000	USB AG	6/10/09	143,807

Total					$295,323

•	Financial futures contracts purchased as of March 31, 2009 were as follows:

Contracts	Issue	Exchange	Expiration Date	Face Value	Unrealized Appreciation (Depreciation)
120	Euro-Bobl	Eurex	June 2009	$18,584,240	$(42,016)
206	Euro-Bund	Eurex	June 2009	$34,055,536	279,135
363	Euro-Schatz	Eurex	June 2009	$52,228,845	(52,323)
9	Australia Government Bonds (10 Year)	Sydney	June 2009	$5,242,735	(6,559)
274	U.S. Treasury Notes (5 Year)	Chicago	June 2009	$32,541,781	290,682
41	U.S. Treasury Notes (10 Year)	Chicago	June 2009	$5,087,203	19,950
51	Gilt British	London	June 2009	$9,016,144	139,871

Total					$628,740

•	Financial futures contracts sold as of March 31, 2009 were as follows:

Contracts	Issue	Exchange	Expiration Date	Face Value	Unrealized Depreciation
251	U.S. Treasury Notes (2 Year)	Chicago	June 2009	$54,690,547	$(281,256)
181	U.S. Treasury Bonds (30 Year)	Chicago	June 2009	$23,476,266	(923,938)

Total					$(1,205,194)

•	Interest rate swaps outstanding as of March 31, 2009 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Depreciation
5.74%	6-month PRIBOR	Deutsche Bank AG	March 2019	AUD	3,450	$(11,707)
5.78%	6-month PRIBOR	Deutsche Bank AG	March 2019	AUD	10,350	(26,485)

Total						$(38,192)

•	Credit default swaps on single-name issues—buy protection outstanding as of March 31, 2009 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation (Depreciation)
STMicro Electronics NV	0.26%	Citibank, N.A.	September 2012	EUR	950	$73,215
Telecom Austria AG	0.73%	Bank of America, N.A.	March 2013	EUR	500	16,120
Cadbury Schweppes Plc	0.49%	Deutsche Bank AG	June 2013	EUR	100	507
JTI UK Finance Plc	0.41%	UBS AG	September 2013	EUR	1,500	(1,064)

Total						$88,778

•	Credit default swaps on single-name issues—sold protection outstanding as of March 31, 2009 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Depreciation
Imperial Tobacco Group Plc	0.71%	Royal Bank of Scotland, Plc	September 2012	BBB	EUR	1,300	$(144,874)

1	Using the higher of S&P’s or Moody’s rating of the issuer.
2	The maximum potential amount the Portfolio may receive should a negative credit event take place as defined under the terms of the agreement.

•

Effective October 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its annual report.

MARCH 31, 2009	9

Schedule of Investments (concluded)	International Bond Portfolio

The following table summarizes the inputs used as of March 31, 2009 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities		Other Financial Instruments **
	Assets	Liabilities	Assets	Liabilities
Level 1	$3,452,683	$—	$729,638	$(1,306,092)
Level 2	372,411,852	(6,868,469)	4,152,782	(3,913,555)
Level 3	1,875,969	—	—	(38,192)

Total	$377,740,504	$(6,868,469)	$4,882,420	$(5,257,839)

The following table is a reconciliation of Level 3 investments and other financial instruments for which significant unobservable inputs were used to determine fair value:

	Investments in Securities	Other Financial Instruments**
	Assets	Assets	Liabilities
Balance, as of December 31, 2008	$—	$120,005	$(641,566)
Accrued discounts/premiums	—	—	—
Realized gain (loss)	—	95,559	(346,565)
Change in unrealized appreciation (depreciation)	—	(215,564)	949,939
Net purchases (sales)	—	—	—
Net transfers in/out of Level 3	1,875,969	—	—

Balance, as of March 31, 2009	$1,875,969	$—	$(38,192)

**	Other Financial Instruments are futures, swaps and foreign currency exchange contracts. Futures, swaps and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument.

10	MARCH 31, 2009

Schedule of Investments March 31, 2009 (unaudited)	Strategic Income Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies	Shares	Value
Fixed Income Funds — 97.2%
BlackRock High Yield Bond Portfolio	353,121	$1,822,102
BlackRock International Bond Portfolio	27,950	285,650
BlackRock Low Duration Bond Portfolio	395,372	3,447,643

		5,555,395

Short-Term Securities — 1.6%
BlackRock Liquidity Funds, TempFund, 0.60%(a)	89,066	89,066

Total Affiliated Investment Companies (Cost — $5,836,811*) — 98.8%		5,644,461
Other Assets in Excess of Liabilities — 1.2%		67,734

Net Assets — 100.0%		$5,712,195

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$5,905,762

Gross unrealized appreciation	$—
Gross unrealized depreciation	(261,301)

Net unrealized depreciation	$(261,301)

(a)	Represents current yield as of report date.

•

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The Portfolio values investments in open-end investment companies at net asset value each business day.

The following table summarizes the inputs used as of March 31, 2009 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities
Assets
Level 1	$5,644,461
Level 2	—
Level 3	—

Total	$5,644,461

MARCH 31, 2008	11

Item 2	–	Controls and Procedures

2(a)	–	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of BlackRock Funds II

Date: May 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of BlackRock Funds II

Date: May 20, 2009

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Funds II

Date: May 20, 2009